Trade and other receivables (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables
Beginning of the year	$ 2,212,000,000	$ 3,531,000,000
Additions	327,000,000	595,000,000
Recoveries	(132,000,000)	(610,000,000)
Currency translation adjustment	378,000,000	132,000,000
Used during the year	(4)	(26,000,000)
Inflation adjustment	(1,269,000,000)	(1,410,000,000)
End of the year	$ 1,512,000,000	$ 2,212,000,000